Leases - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 27, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Recognition of right-of-use asset		$ 289	$ 53,165
Recognition of lease liability		98	47,548
Impairment loss		(20,607)	(706)
Right-of-use assets		54,960	129,890	$ 126,549
Revenue from sublease		61,453	$ 85,435	$ 69,082
GasLog Santiago
Leases
Proceeds from sale and finance leaseback	$ 148,220
Leaseback bareboat charter period in years	3 years
Recognition of right-of-use asset	$ 52,310
Recognition of lease liability	$ 46,981
Right-of-use assets
Leases
Increase or decrease in re-chartering rate for sensitivity analysis		5
Decrease in impairment loss resulting from potential increase in re-chartering rate		(2,986)
Increase in impairment loss resulting from potential decrease in re-chartering rate		$ 2,986
Percentage of increase or decrease in the discount rate for sensitivity analysis		0.50%
Increase in impairment loss due to increase in discount rate		$ 276
Decrease in impairment loss due to decrease in discount rate		(279)
Right-of-use assets | TFDE vessels impaired during current period
Leases
Impairment loss		(20,607)
Right-of-use assets		54,539
Right-of-use assets | GasLog Shanghai
Leases
Impairment loss		(5,561)
Right-of-use assets		7,967
Right-of-use assets | GasLog Santiago
Leases
Impairment loss		(7,972)
Right-of-use assets		20,996
Right-of-use assets | GasLog Sydney
Leases
Impairment loss		(7,074)
Right-of-use assets		$ 25,576